SEGMENT REPORTING (Tables)	12 Months Ended
Jan. 30, 2016
Segment Reporting Information [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Net sales by segment are as follows:

	Year Ended
	January 30,	January 31,	February 1,
(in millions)	2016	2015	2014
Net sales:
Dollar Tree	$9,336.4	$8,602.2	$7,840.3
Family Dollar	6,162.0	—	—
Total net sales	$15,498.4	$8,602.2	$7,840.3
Gross profit by segment is as follows:

	Year Ended
	January 30,	January 31,	February 1,
(in millions)	2016	2015	2014
Gross profit:
Dollar Tree	$3,249.3	$3,034.0	$2,789.8
Family Dollar	1,407.4	—	—
Total gross profit	$4,656.7	$3,034.0	$2,789.8
Depreciation and amortization expense by segment is as follows:

	Year Ended
	January 30,	January 31,	February 1,
(in millions)	2016	2015	2014
Depreciation and amortization expense:
Dollar Tree	$223.4	$206.0	$190.7
Family Dollar	264.3	—	—
Total depreciation and amortization expense	$487.7	$206.0	$190.7
Operating income (loss) by segment is as follows:

	Year Ended
	January 30,	January 31,	February 1,
(in millions)	2016	2015	2014
Operating income (loss):
Dollar Tree	$1,080.5	$1,040.2	$970.3
Family Dollar	(30.8)	—	—
Total operating income	$1,049.7	$1,040.2	$970.3
Total assets by segment are as follows:

	As of
	January 30,	January 31,
(in millions)	2016	2015
Total assets:
Dollar Tree	$3,472.0	$3,492.7
Family Dollar	12,429.2	—
Total assets	$15,901.2	$3,492.7
Total goodwill by segment is as follows:

	As of
	January 30,	January 31,
(in millions)	2016	2015
Total goodwill:
Dollar Tree	$283.6	$164.6
Family Dollar	4,738.1	—
Total goodwill	$5,021.7	$164.6